Debt (Maturities) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025	$ 1,165
2026	799
2027	81
2028	1,116
2029	1,134
2030 & thereafter	16,592
Total	20,887	$ 18,435
Finance lease liabilities	7	38
Total debt	$ 20,894	$ 18,473